Condensed Statements of Stockholders' Equity (Unaudited) (Parentheticals) - USD ($)	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Statement of Stockholders' Equity [Abstract]
Offering costs, net	$ 1.1	$ 2.9